INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies
	US dollars
	December 31,
(in thousands)	2022	2021
Bringg	300	500
Lumax	414	357
Ituran MOB	437	-
Cellutrack	37	28
	1,188	885